Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total		$ 1,516,330,000	$ 3,495,560,000	$ 97,470,000	$ 9,020,000	$ 8,250,000	$ 5,126,630,000
CANADA | Province of Alberta [Member]
Total		356,260,000	3,113,370,000	50,900,000			3,520,530,000
CANADA | Federal Government of Canada [Member]
Total		768,580,000	3,840,000	2,410,000			774,830,000
CANADA | Province of Saskatchewan [Member]
Total		53,100,000	295,850,000	5,080,000			354,030,000
CANADA | Municipality of Wood Buffalo [Member]
Total		41,780,000		10,000	460,000		42,250,000
CANADA | Province of Newfoundland and Labrador [Member]
Total				28,200,000			28,200,000
CANADA | Town of Bonnyville [Member]
Total		19,180,000		10,000			19,190,000
CANADA | Province of British Columbia [Member]
Total		1,850,000	5,030,000	3,990,000			10,870,000
CANADA | Rural Municipality of Frenchman Butte [Member]
Total		7,600,000		270,000			7,870,000
CANADA | Yellowhead County [Member]
Total		7,180,000					7,180,000
CANADA | County of Grande Prairie [Member]
Total		6,730,000		30,000			6,760,000
CANADA | Rural Municipality of Eldon [Member]
Total		5,680,000		460,000			6,140,000
CANADA | Municipal District of Greenview [Member]
Total		6,000,000		10,000			6,010,000
CANADA | Rural Municipality of Turtle River [Member]
Total		5,880,000		10,000			5,890,000
CANADA | Chipewyan Prairie First Nation [Member]
Total				590,000	3,220,000	2,000,000	5,810,000
CANADA | Rural Municipality of Britannia [Member]
Total		4,770,000		10,000			4,780,000
CANADA | County of Vermilion River [Member]
Total		4,750,000					4,750,000
CANADA | Mackenzie County [Member]
Total		3,810,000					3,810,000
CANADA | Conklin Metis [Member]
Total				450,000	1,210,000	2,000,000	3,660,000
CANADA | Rural Municipality of Mervin [Member]
Total		3,290,000		20,000			3,310,000
CANADA | Cold Lake First Nations [Member]
Total				340,000	630,000	2,000,000	2,970,000
CANADA | Clearwater County [Member]
Total		2,800,000					2,800,000
CANADA | Rural Municipality of Paynton [Member]
Total		1,920,000					1,920,000
CANADA | Heart Lake First Nation [Member]
Total				210,000	680,000	1,000,000	1,890,000
CANADA | Rural Municipality of Wilton [Member]
Total		1,780,000		20,000			1,800,000
CANADA | Municipal District of Brazeau [Member]
Total		1,650,000					1,650,000
CANADA | Athabasca Chipewyan First Nation [Member]
Total				1,190,000	260,000		1,450,000
CANADA | Municipal District of Wainwright [Member]
Total		1,300,000		10,000			1,310,000
CANADA | Mikisew Cree First Nation [Member]
Total				740,000	450,000		1,190,000
CANADA | Fort McKay First Nation [Member]
Total				360,000	640,000		1,000,000
CANADA | Beaver Lake Cree Nation [Member]
Total				130,000	300,000	500,000	930,000
CANADA | Chard Metis Nation [Member]
Total				140,000	40,000	$ 750,000	930,000
CANADA | Fort McMurray First Nation [Member]
Total				420,000	250,000		670,000
CANADA | Lac La Biche County [Member]
Total		650,000					650,000
CANADA | Municipal District of Opportunity [Member]
Total		630,000		20,000			650,000
CANADA | Rural Municipality of Manitou Lake [Member]
Total		550,000					550,000
CANADA | Northern Rockies Regional Municipality [Member]
Total		510,000					510,000
CANADA | Rural Municipality of Hillsdale [Member]
Total		470,000		10,000			480,000
CANADA | County of Wetaskiwin [Member]
Total		430,000					430,000
CANADA | County of Two Hills [Member]
Total		400,000					400,000
CANADA | Fort McKay Metis Nation [Member]
Total				170,000	210,000		380,000
CANADA | County of St Paul [Member]
Total		350,000					350,000
CANADA | Flagstaff County [Member]
Total		300,000					300,000
CANADA | Rural Municipality of Cambria [Member]
Total			200,000				200,000
CANADA | Saulteaux First Nation [Member]
Total					200,000		200,000
CANADA | Moosomin First Nation [Member]
Total					200,000		200,000
CANADA | O'Chiese First Nation [Member]
Total		20,000		170,000			190,000
CANADA | McMurray Metis Local 1935 [Member]
Total				70,000	120,000		190,000
CANADA | Fort Chipewyan Metis Association [Member]
Total				90,000	90,000		180,000
CANADA | Town of Rainbow Lake [Member]
Total		170,000					170,000
CANADA | Paul First Nation [Member]
Total				150,000			150,000
CANADA | County of Minburn [Member]
Total		130,000					130,000
CANADA | Sunchild First Nation [Member]
Total				70,000	$ 60,000		130,000
CANADA | First Nations Major Projects Coalition [Member]
Total				130,000			130,000
CANADA | Indigenous Resource Network [Member]
Total				100,000			100,000
CHINA | Federal Government of China [Member]
Total	[1]	$ 205,830,000	$ 77,270,000	$ 480,000			$ 283,580,000

[1]
(A) MEG Energy Corp. (E553106) was acquired by Cenovus Energy Inc. on November 13, 2025, and has included all reportable payments by the entity for the full year.

(B) Includes payments made in foreign currencies. Where payments have been made in a local currency they have been converted to Canadian dollars using the prevailing exchange rate at the time of payment. The average exchange rates for the period were:
   - $1 CAD: $0.716 USD
   - $1 CAD: 5.144 RMB